Putnam International Value Fund
The fund's portfolio
3/31/24 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value
Aerospace and defense (1.3%)
BAE Systems PLC (United Kingdom)	342,467	$5,833,141

		5,833,141
Air freight and logistics (1.1%)
Deutsche Post AG (Germany)	112,142	4,829,092

		4,829,092
Automobile components (0.8%)
Magna International, Inc. (Canada)	64,850	3,532,746

		3,532,746
Automobiles (1.2%)
Yamaha Motor Co., Ltd. (Japan)	577,600	5,431,455

		5,431,455
Banks (18.3%)
AIB Group PLC (Ireland)	2,148,948	10,905,718
ANZ Group Holdings, Ltd. (Australia)	488,399	9,356,998
BNP Paribas SA (France)	118,707	8,434,495
CaixaBank SA (Spain)	1,014,853	4,919,269
DNB Bank ASA (Norway)	188,183	3,728,473
HSBC Holdings PLC (United Kingdom)	1,426,422	11,144,217
ING Groep NV (Netherlands)	923,985	15,197,838
Mizuho Financial Group, Inc. (Japan)	140,120	2,819,431
Sumitomo Mitsui Financial Group, Inc. (Japan)	239,700	14,106,799

		80,613,238
Beverages (2.1%)
Asahi Group Holdings, Ltd. (Japan)	70,700	2,606,998
Coca-Cola Europacific Partners PLC (Spain)	96,090	6,721,496

		9,328,494
Broadline retail (1.0%)
Pan Pacific International Holdings Corp. (Japan)	168,700	4,505,576

		4,505,576
Building products (1.3%)
Cie de Saint-Gobain SA (France)	74,859	5,809,184

		5,809,184
Capital markets (4.8%)
Partners Group Holding AG (Switzerland)	4,192	5,986,911
Quilter PLC (United Kingdom)	1,296,173	1,752,118
UBS Group AG (Switzerland)	436,340	13,421,380

		21,160,409
Chemicals (0.6%)
LANXESS AG (Germany)	92,739	2,482,277

		2,482,277
Construction and engineering (2.4%)
Vinci SA (France)	83,115	10,649,044

		10,649,044
Construction materials (2.2%)
CRH PLC (London Exchange) (Ireland)	112,785	9,719,765

		9,719,765
Consumer staples distribution and retail (1.7%)
Seven & i Holdings Co., Ltd. (Japan)	190,200	2,771,708
Tesco PLC (United Kingdom)	1,257,033	4,705,749

		7,477,457
Diversified REITs (0.9%)
Mirvac Group (Australia)(R)	2,633,849	4,050,581

		4,050,581
Diversified telecommunication services (3.8%)
Deutsche Telekom AG (Germany)	266,431	6,467,379
Nippon Telegraph & Telephone Corp. (Japan)	7,280,600	8,647,456
Telstra Group, Ltd. (Australia)	562,422	1,414,699

		16,529,534
Electric utilities (1.4%)
Fortum OYJ (Finland)	98,935	1,221,594
SSE PLC (United Kingdom)	247,107	5,146,120

		6,367,714
Financial services (1.2%)
ORIX Corp. (Japan)	244,000	5,317,453

		5,317,453
Food products (1.3%)
Ajinomoto Co., Inc. (Japan)	111,800	4,180,129
Kerry Group PLC Class A (Ireland)	18,193	1,559,210

		5,739,339
Health care equipment and supplies (1.2%)
Hoya Corp. (Japan)	44,000	5,446,955

		5,446,955
Hotels, restaurants, and leisure (0.8%)
Compass Group PLC (United Kingdom)	117,642	3,449,233

		3,449,233
Household durables (2.4%)
Cairn Homes PLC (Ireland)	2,079,527	3,580,622
Panasonic Holdings Corp. (Japan)	284,500	2,716,639
Sony Group Corp. (Japan)	50,300	4,314,609

		10,611,870
Industrial conglomerates (2.7%)
Siemens AG (Germany)	61,649	11,769,613

		11,769,613
Insurance (8.6%)
ASR Nederland NV (Netherlands)	149,361	7,314,058
AXA SA (France)	262,127	9,845,532
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	13,284	6,482,111
Prudential PLC (United Kingdom)	518,510	4,862,469
QBE Insurance Group, Ltd. (Australia)	791,992	9,356,922

		37,861,092
Machinery (1.6%)
Alstom SA (France)	133,124	2,029,362
MinebeaMitsumi, Inc. (Japan)	253,400	4,939,777

		6,969,139
Metals and mining (2.3%)
Anglo American PLC (London Exchange) (United Kingdom)	188,355	4,640,057
Glencore PLC (United Kingdom)	1,020,348	5,605,933

		10,245,990
Multi-utilities (1.9%)
Veolia Environnement SA (France)	254,315	8,266,699

		8,266,699
Oil, gas, and consumable fuels (8.0%)
BP PLC (United Kingdom)	1,343,684	8,406,727
Shell PLC (United Kingdom)	360,258	11,935,863
Suncor Energy, Inc. (Canada)	240,888	8,890,031
TotalEnergies SE (France)	90,796	6,217,220

		35,449,841
Passenger airlines (1.0%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	1,224,009	4,347,059

		4,347,059
Personal care products (0.9%)
Unilever PLC (United Kingdom)	80,076	4,018,862

		4,018,862
Pharmaceuticals (4.6%)
AstraZeneca PLC (United Kingdom)	50,093	6,751,151
Sanofi SA (France)	137,297	13,473,255

		20,224,406
Semiconductors and semiconductor equipment (1.5%)
Renesas Electronics Corp. (Japan)	372,400	6,569,522

		6,569,522
Specialty retail (0.9%)
JD Sports Fashion PLC (United Kingdom)	2,370,933	4,024,876

		4,024,876
Textiles, apparel, and luxury goods (0.6%)
Asics Corp. (Japan)	59,100	2,850,371

		2,850,371
Tobacco (0.8%)
Imperial Brands PLC (United Kingdom)	159,212	3,556,804

		3,556,804
Trading companies and distributors (6.9%)
Ashtead Group PLC (United Kingdom)	50,687	3,608,167
Ferguson PLC (United Kingdom)	25,713	5,622,596
ITOCHU Corp. (Japan)	137,500	5,873,134
Mitsubishi Corp. (Japan)	671,000	15,456,315

		30,560,212
Wireless telecommunication services (1.3%)
KDDI Corp. (Japan)	72,700	2,152,473
Vodafone Group PLC (United Kingdom)	4,014,048	3,569,736

		5,722,209

Total common stocks (cost $349,783,642)		$421,321,252

SHORT-TERM INVESTMENTS (4.0%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.50%(AFF)	Shares	16,960,622	$16,960,622
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(P)	Shares	110,000	110,000
U.S. Treasury Bills 5.355%, 4/25/24(SEGSF)		$300,000	298,949
U.S. Treasury Bills 5.351%, 5/23/24(SEGSF)		300,000	297,725

Total short-term investments (cost $17,667,337)			$17,667,296
TOTAL INVESTMENTS

Total investments (cost $367,450,979)			$438,988,548

	FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $109,637,466) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/24	$1,175,781	$1,180,832	$(5,051)
		British Pound	Sell	6/20/24	9,890,760	9,945,501	54,741
		Canadian Dollar	Sell	4/17/24	1,848,943	1,877,296	28,353
		Euro	Sell	6/20/24	944,268	950,689	6,421
		Japanese Yen	Buy	5/16/24	1,222,975	1,256,696	(33,721)
		Norwegian Krone	Buy	6/20/24	509,370	524,681	(15,311)
		Swedish Krona	Buy	6/20/24	1,435,406	1,486,632	(51,226)
		Swiss Franc	Buy	6/20/24	973,059	992,675	(19,616)
	Barclays Bank PLC
		British Pound	Sell	6/20/24	2,813,989	2,829,838	15,849
	Citibank, N.A.
		Australian Dollar	Sell	4/17/24	493,494	481,999	(11,495)
		British Pound	Sell	6/20/24	6,184,816	6,219,316	34,500
		Danish Krone	Buy	6/20/24	1,393,973	1,409,405	(15,432)
		Euro	Sell	6/20/24	3,343,521	3,365,992	22,471
		Hong Kong Dollar	Buy	5/16/24	654,179	655,455	(1,276)
		Singapore Dollar	Buy	5/16/24	410,751	413,789	(3,038)
		Swedish Krona	Buy	6/20/24	555,807	575,601	(19,794)
		Swiss Franc	Buy	6/20/24	372,894	380,370	(7,476)
	Goldman Sachs International
		Australian Dollar	Buy	4/17/24	1,815,955	1,873,912	(57,957)
		British Pound	Sell	6/20/24	1,112,034	1,118,216	6,182
		Hong Kong Dollar	Buy	5/16/24	435,889	436,767	(878)
		Israeli Shekel	Buy	4/17/24	1,024,188	1,033,849	(9,661)
		Singapore Dollar	Buy	5/16/24	4,406,282	4,439,111	(32,829)
		Swiss Franc	Buy	6/20/24	1,446,056	1,475,184	(29,128)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/24	930,925	960,630	(29,705)
		British Pound	Sell	6/20/24	1,588,314	1,597,019	8,705
		Euro	Buy	6/20/24	956,715	958,024	(1,309)
		Hong Kong Dollar	Buy	5/16/24	541,414	542,476	(1,062)
		Israeli Shekel	Buy	4/17/24	447,397	452,679	(5,282)
		Japanese Yen	Buy	5/16/24	1,693,597	1,716,118	(22,521)
		Norwegian Krone	Buy	6/20/24	253,702	261,196	(7,494)
		Swedish Krona	Buy	6/20/24	1,683,655	1,743,173	(59,518)
		Swiss Franc	Buy	6/20/24	833,588	850,275	(16,687)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	4/17/24	2,181,603	2,214,830	33,227
		Danish Krone	Buy	6/20/24	420,998	425,674	(4,676)
		New Zealand Dollar	Buy	4/17/24	290,305	302,881	(12,576)
		Singapore Dollar	Buy	5/16/24	289,344	291,478	(2,134)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/17/24	340,361	323,464	(16,897)
		British Pound	Sell	6/20/24	3,660,862	3,682,381	21,519
		Canadian Dollar	Sell	4/17/24	723,066	725,025	1,959
		Czech Koruna	Buy	6/20/24	447,069	448,279	(1,210)
		Japanese Yen	Buy	5/16/24	2,044,623	2,096,913	(52,290)
		Norwegian Krone	Buy	6/20/24	452,460	465,979	(13,519)
		Swedish Krona	Buy	6/20/24	1,309,206	1,349,521	(40,315)
		Swiss Franc	Buy	6/20/24	1,139,934	1,163,122	(23,188)
	NatWest Markets PLC
		Danish Krone	Buy	6/20/24	764,162	772,644	(8,482)
		Swedish Krona	Buy	6/20/24	3,539,324	3,666,128	(126,804)
		Swiss Franc	Buy	6/20/24	3,099,362	3,162,057	(62,695)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/17/24	106,587	90,644	(15,943)
		British Pound	Sell	6/20/24	509,362	512,233	2,871
		Canadian Dollar	Sell	4/17/24	2,830,531	2,874,239	43,708
		Hong Kong Dollar	Buy	5/16/24	3,679,484	3,686,797	(7,313)
		Israeli Shekel	Buy	4/17/24	1,156,875	1,167,330	(10,455)
		Japanese Yen	Buy	5/16/24	1,685,865	1,688,584	(2,719)
		Singapore Dollar	Buy	5/16/24	273,612	275,649	(2,037)
		Swedish Krona	Buy	6/20/24	713,500	738,850	(25,350)
		Swiss Franc	Buy	6/20/24	260,601	265,867	(5,266)
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/17/24	33,769	34,846	(1,077)
		British Pound	Sell	6/20/24	1,310,779	1,318,117	7,338
		Canadian Dollar	Sell	4/17/24	1,556,600	1,573,791	17,191
		Hong Kong Dollar	Buy	5/16/24	3,315,240	3,322,086	(6,846)
		Singapore Dollar	Buy	5/16/24	437,244	439,706	(2,462)
		Swiss Franc	Buy	6/20/24	1,731,375	1,766,079	(34,704)
	UBS AG
		Canadian Dollar	Sell	4/17/24	1,799,173	1,826,636	27,463
		Israeli Shekel	Buy	4/17/24	326,438	329,631	(3,193)
		Swedish Krona	Buy	6/20/24	895,926	927,847	(31,921)
		Swiss Franc	Buy	6/20/24	2,669,538	2,723,054	(53,516)
	WestPac Banking Corp.
		Canadian Dollar	Sell	4/17/24	710,586	721,297	10,711
		Euro	Sell	6/20/24	938,641	945,049	6,408
		Swedish Krona	Buy	6/20/24	680,930	705,267	(24,337)
		Swiss Franc	Buy	6/20/24	6,477,556	6,608,095	(130,539)

	Unrealized appreciation						349,617

	Unrealized (depreciation)						(1,179,931)

	Total						$(830,314)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2023 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $441,523,582.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P	$12,064,716	$89,792,246	$84,896,340	$532,576	$16,960,622

	Total Short-term investments	$12,064,716	$89,792,246	$84,896,340	$532,576	$16,960,622
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $336,416.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.9%
	United Kingdom	22.5
	France	14.7
	Germany	7.3
	Australia	6.5
	Ireland	5.9
	Netherlands	5.1
	Switzerland	4.4
	United States	4.0
	Canada	2.8
	Spain	2.7
	Norway	0.8
	Finland	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments (for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $860,004 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $336,416 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$22,251,743	$—	$—
Consumer discretionary	34,406,127	—	—
Consumer staples	30,120,956	—	—
Energy	35,449,841	—	—
Financials	144,952,192	—	—
Health care	25,671,361	—	—
Industrials	80,766,484	—	—
Information technology	6,569,522	—	—
Materials	22,448,032	—	—
Real estate	4,050,581	—	—
Utilities	14,634,413	—	—

Total common stocks	421,321,252	—	—
Short-term investments	110,000	17,557,296	—

Totals by level	$421,431,252	$17,557,296	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(830,314)	$—

Totals by level	$—	$(830,314)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$118,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com